Income and other taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Egypt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carryforwards	$ 110	$ 153
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 384	$ 415